Weighted Average Shares Outstanding - Schedule of Basic and Diluted Common Shares Outstanding, Calculated on Weighted Average Basis (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Basic shares outstanding	111,550,424	113,733,118
Share options (dilutive effect in 2019 of 107,168 options; 2018 – 507,066 options)		89,200
Diluted shares	111,550,424	113,822,318